Segment Information - Summary of Financial Data for Company's Reportable Business Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total revenue	$ 238,267	$ 316,263	$ 254,842	$ 106,829	$ 231,634	$ 319,181	$ 255,556	$ 119,883	$ 916,201	$ 926,254	$ 789,076
Total capital expenditures									65,999	45,488	38,656
Income (loss) from continuing operations before taxes									(105,798)	(50,951)	(1,441)
Interest expense									56,443	58,079	47,784
Depreciation, depletion, amortization and accretion									72,934	68,290	61,377
Goodwill impairment									68,202
Total assets	1,247,794				1,281,213				1,247,794	1,281,213	1,284,265
Central Region [Member]
Segment Reporting Information [Line Items]
Goodwill impairment
West Region [Member]
Segment Reporting Information [Line Items]
Goodwill impairment									53,264
East Region [Member]
Segment Reporting Information [Line Items]
Goodwill impairment									14,938
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total capital expenditures									62,639	44,725	38,645
Depreciation, depletion, amortization and accretion									72,468	68,209	61,290
Total assets	1,233,451				1,262,721				1,233,451	1,262,721	1,276,376
Operating Segments [Member] | Aggregates [Member]
Segment Reporting Information [Line Items]
Total revenue									159,019	146,991	116,082
Operating Segments [Member] | Asphalt [Member]
Segment Reporting Information [Line Items]
Total revenue									76,211	77,676	69,664
Operating Segments [Member] | Ready Mixed Concrete [Member]
Segment Reporting Information [Line Items]
Total revenue									112,878	100,941	94,302
Operating Segments [Member] | Cement [Member]
Segment Reporting Information [Line Items]
Total revenue									219,811	242,458	182,952
Operating Segments [Member] | Construction and Paving [Member]
Segment Reporting Information [Line Items]
Total revenue									478,280	505,189	464,866
Operating Segments [Member] | Central Region [Member]
Segment Reporting Information [Line Items]
Total revenue									329,621	302,113	264,008
Total capital expenditures									33,030	20,996	20,078
Income (loss) from continuing operations before taxes									72,918	65,767	65,651
Depreciation, depletion, amortization and accretion									33,808	30,215	27,646
Total assets	657,421				610,003				657,421	610,003	587,341
Operating Segments [Member] | West Region [Member]
Segment Reporting Information [Line Items]
Total revenue									426,195	484,922	362,577
Total capital expenditures									21,856	14,993	9,256
Income (loss) from continuing operations before taxes									28,607	14,429	36,442
Depreciation, depletion, amortization and accretion									24,167	23,771	19,706
Total assets	383,544				428,115				383,544	428,115	451,017
Operating Segments [Member] | East Region [Member]
Segment Reporting Information [Line Items]
Total revenue									160,385	139,219	162,491
Total capital expenditures									7,753	8,736	9,311
Income (loss) from continuing operations before taxes									15,134	10,782	15,504
Depreciation, depletion, amortization and accretion									14,493	14,223	13,938
Total assets	192,486				224,603				192,486	224,603	238,018
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures									3,360	763	11
Income (loss) from continuing operations before taxes									(24,878)	(15,560)	(9,877)
Depreciation, depletion, amortization and accretion									466	81	87
Total assets	14,343				18,492				14,343	18,492	7,889
Operating Segment and Corporate and Other [Member]
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before taxes									91,781	75,418	107,720
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Interest expense									56,443	58,079	47,784
Depreciation, depletion, amortization and accretion									72,934	68,290	61,377
Goodwill impairment									68,202
Other [Member]
Segment Reporting Information [Line Items]
Total revenue									$ (129,998)	$ (147,001)	$ (138,790)